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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                            Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Research Fund
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PATMX
Class B   PBTMX
Class C   PCTMX
Class Y   PRFYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          25
Notes to Financial Statements                 33
Trustees, Officers and Service Providers      41


                        Pioneer Research Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Research Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                        Pioneer Research Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

In the following interview, John Peckham, CFA, Head of U.S. Equity Research and member of the Pioneer Research Fund team, discusses the factors that influenced the Fund's performance during the six-month period ended June 30, 2009.

Q  How did the stock market perform during the first half of 2009?

A U.S. equities finished with a low single-digit return, as gauged by the 3.19% gain of the Fund's benchmark, the Standard and Poor's 500 Index (the S&P
   500). This modest increase belies the high level of volatility and the rapidly shifting investment environment that, in fact, characterized the past six months.

   The year began with the markets in a free fall, as investors reacted to the near-shutdown of business conditions worldwide. The element of panic that drove the markets lower during the fourth quarter of 2008 remained in place, pressuring stock prices for the first two months of the year. In early March 2009, the markets stabilized in reaction to the extraordinary monetary and fiscal stimulus being provided by the world's governments. Subsequently, hopes that the much-discussed "green shoots of growth" were signaling a recovery in the economy provided a further positive underpinning for the markets. The heightened risk aversion that characterized the first two months of the year dissipated rapidly as a result of this more positive feeling among investors, leading to a surge in stock prices. Higher-risk, lower-quality stocks generally topped the performance charts, as did the stocks that provided the worst performance in 2008. When the dust settled at the end of the period on June 30, 2009, large-cap stocks stood in positive territory, a development that would have seemed only a remote possibility just a few months earlier.

Q How did the Fund perform in relation to its benchmark and peer group during the six months ended June 30, 2009?

A The Fund's Class A shares produced a total return of 5.29% at net asset value during the first six months of 2009. Over the same six months, the benchmark S&P 500 Index returned 3.19%, while the average return of the 978 funds in the Lipper Large Cap Core Funds category was 4.83%.

Q How did the outperformance over the six months ended June 30, 2009 affect the Fund's longer-term numbers?

A Through June 30, 2009, the Fund has beaten the S&P 500 Index over the one-, three-, and five-year intervals, and it has outpaced the Lipper Large Cap Core Funds average over the same time frames. (Turn to page 10 for complete performance information).


4    Pioneer Research Fund | Semiannual Report | 6/30/09

   As we have noted in past shareholder reports, we believe the Fund's outperformance over time is a reflection of our disciplined, research-based approach. We emphasize individual stock selection, and we do not attempt to predict the outlook for the economy, the market, or particular sectors. We believe this bottom-up approach is the reason the Fund has been able to outperform across the full range of market cycles over these time frames, which covers a period spanning from the bull market of the middle part of the current decade to the bear market we have experienced during the past year. Please note that relative returns do not mean the Fund had positive performance during all time periods. Past performance is no guarantee of future results.

Q How would you characterize the Fund's performance over the six months ended June 30, 2009?

A We are pleased that the Fund outpaced the broader market in a volatile and potentially challenging environment. Our stock picks outperformed in six of the ten major S&P 500 sectors and in 14 of the 24 industry groups. Given that we have kept the Fund's sector weightings in line with the S&P 500 Index, all of this outperformance came from the strength of our individual stock selection.

   Our bottom-up process helped us to navigate the shifting market backdrop. In the second half of 2008 and the early part of 2009, we found the best opportunities in defensive stocks -- in other words, those companies in the best position to hold up well at a time of slower economic growth. As winter turned to spring, however, we began to find more compelling opportunities in more economically sensitive stocks that had been beaten down during the bear market. This resulted in a shift toward a more aggressive positioning, which enabled the Fund to keep pace with the market once stocks took off in the second half of the semiannual period. The Fund's ability to perform well in both the downturn and the subsequent recovery was a key factor in its outperformance.

Q What specific factors contributed to the Fund's performance during six months ended June 30, 2009?

A The Fund generated the largest margin of outperformance relative to the benchmark in the energy and industrials sectors. In energy, the most important contribution came from two oil services stocks that outperformed the broader sector: Weatherford International and Transocean. The Fund's performance also gained a boost from an underweight position in ExxonMobil, a defensive stock that tends to underperform when oil prices are rising.

   In the industrials sector, performance was helped both by what the Fund owned as well as what it did not. In the former group, positions in SPX and KBR both outperformed the broader sector. SPX is a manufacturer of valves


                        Pioneer Research Fund | Semiannual Report | 6/30/09    5
   and other industrial products, while KBR is an engineering and construction company. The two stocks returned nearly 50% during the first half of 2009.
   As for what the Fund did not own, the largest contributor to performance resulted from avoiding General Electric (GE). While classified as an industrial, GE has a large financial business whose difficulties caused a downgrade of its AAA credit rating and a two-thirds cut to its dividend.
   Not owning GE stock enabled the Fund to sidestep its underperformance. We believe this is an example of how our research efforts can not only show us what the Fund should own, but also what it should avoid.

   Outside of the energy and industrials sectors, one of the Fund's top performers was Apple. The stock has been driven both by strong sales for the popular iPhone and iPod Touch, as well as strength in its core computer business -- a factor that we believe is underappreciated by investors. The technology sector was home to another notable winner, the smaller software company Macrovision Solutions. The company has effectively integrated its recent acquisitions, which is a positive development that we believe will be reflected in its earnings results.

Q  Where did the Fund underperform during the six months ended June 30, 2009?

A The financials sector was a challenging area on a relative basis, as the Fund experienced a modest shortfall versus the S&P 500 by not owning either Goldman Sachs or JPMorgan Chase. In addition, Fund holdings in Zions Bancorp and PNC Financial lagged the performance of the broader sector. Outside of financials, other stocks that failed to keep pace with their respective sectors included beverage company Constellation Brands, health care company Baxter International, and utility Southern. Aside from these small negatives, few stocks were meaningful detractors from the Fund's performance during the semiannual period.

Q  Do you have any closing thoughts for investors?

A We are reasonably optimistic on the outlook for the broader market, but we are very much cognizant of the fact that risks remain in place. We therefore have a bias toward a "barbell" positioning in the Fund's portfolio, with a focus on some defensive stocks on the one hand and positions in more aggressive holdings on the other. We believe this will help position the Fund so that stock selection can have the greatest impact on performance. Additionally, the Fund now owns more stocks than it typically has in the past (about 110 versus the historical average of about roughly 100). The result is that the Fund now holds smaller positions on average, which better enables us to manage the risk of severe underperformance for any individual holding. We are comfortable with the Fund's current positioning, a sentiment that has been reflected in our low level of trading activity during the past six months.


6    Pioneer Research Fund | Semiannual Report | 6/30/09

   Overall, we will continue to employ our research-based, bottom-up investment style. This strategy has worked well in both up and down markets, which in our view helps illustrate the durability and long-term effectiveness of our approach.


Please refer to the Schedule of Investments on pages 16-24 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                        Pioneer Research Fund | Semiannual Report | 6/30/09    7

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                      93.3%
Temporary Cash Investments                               5.7%
Depositary Receipts for International Stocks             1.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Information Technology                                  18.6%
Health Care                                             14.0%
Financials                                              13.1%
Energy                                                  12.2%
Consumer Staples                                        12.1%
Industrials                                             10.1%
Consumer Discretionary                                   9.0%
Utilities                                                4.2%
Telecommunication Services                               3.5%
Materials                                                3.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Apple, Inc.                          2.91%
    2.    Chevron Corp.                        2.90
    3.    Hewlett-Packard Co.                  2.50
    4.    Verizon Communications, Inc.         2.29
    5.    Colgate-Palmolive Co.                2.13
    6.    Google, Inc.                         2.09
    7.    Wal-Mart Stores, Inc.                1.84
    8.    Pfizer, Inc.                         1.82
    9.    Coca-Cola Co.                        1.81
   10.    Cisco Systems, Inc.                  1.77

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.



8    Pioneer Research Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                6/30/09              12/31/08
--------------------------------------------------------------------------------
       A                  $ 6.77                $ 6.43
--------------------------------------------------------------------------------
       B                  $ 6.40                $ 6.10
--------------------------------------------------------------------------------
       C                  $ 6.46                $ 6.16
--------------------------------------------------------------------------------
       Y                  $ 6.84                $ 6.48
--------------------------------------------------------------------------------


Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Short-Term         Long-Term
     Class        Dividends     Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ --             $ --              $ --
--------------------------------------------------------------------------------
       B            $ --             $ --              $ --
--------------------------------------------------------------------------------
       C            $ --             $ --              $ --
--------------------------------------------------------------------------------
       Y            $ --             $ --              $ --
--------------------------------------------------------------------------------


Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.


                        Pioneer Research Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(11/18/99)                           -1.89%        -2.49%
5 Years                              -0.51         -1.68
1 Year                              -24.13        -28.47
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      1.36%         1.25%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer      Standard & Poor's
                  Research Fund       500 Index
11/99                 9,425           10,000
6/01                  8,731            8,980
6/03                  6,956            7,384
6/05                  8,821            9,350
6/07                 11,893           12,246
6/09                  7,942            7,853


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/2012 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Research Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(11/18/99)                           -2.71%        -2.71%
5 Years                              -1.37         -1.37
1 Year                              -24.77        -27.77
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      2.22%         2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer      Standard & Poor's
                  Research Fund       500 Index
11/99                10,000           10,000
6/01                  9,158            8,980
6/03                  7,181            7,384
6/05                  8,959            9,350
6/07                 11,865           12,246
6/09                  7,790            7,853


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/2010 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    11

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(11/19/99)                           -2.64%        -2.64%
5 Years                              -1.33         -1.33
1 Year                              -24.84        -24.84
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      2.05%         2.05%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer      Standard & Poor's
                  Research Fund       500 Index
11/99                10,000           10,000
6/01                  9,160            8,980
6/03                  7,206            7,384
6/05                  8,993            9,350
6/07                 11,920           12,246
6/09                  7,830            7,853


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/2010 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Research Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(11/18/99)                           -1.73%        -1.73%
5 Years                              -0.20         -0.20
1 Year                              -23.79        -23.79
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                    Gross         Net
--------------------------------------------------------------------------------
                                      0.82%         0.82%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer      Standard & Poor's
                  Research Fund       500 Index
11/99                10,000           10,000
6/01                  9,261            8,980
6/03                  7,379            7,384
6/05                  9,375            9,350
6/07                 12,707           12,246
6/09                  8,559            7,853


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares on August 11, 2004, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------------
 Ending Account          $ 1,052.90       $ 1,049.20       $ 1,048.70       $ 1,055.60
 Value on 6/30/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     6.36       $    10.92       $    10.92       $     4.64
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.91% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14    Pioneer Research Fund | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------------
 Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------------
 Ending Account          $ 1,018.60       $ 1,014.13       $ 1,014.13       $ 1,020.28
 Value on 6/30/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     6.26       $    10.74       $    10.74       $     4.56
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.91% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                       Pioneer Research Fund | Semiannual Report | 6/30/09    15

Schedule of Investments | 6/30/09 (unaudited)


--------------------------------------------------------------
 Shares                                             Value
--------------------------------------------------------------
             COMMON STOCKS -- 99.5%
             ENERGY -- 12.1%
             Integrated Oil & Gas -- 4.4%
  24,666     Chevron Corp.                        $ 1,634,123
  12,600     Occidental Petroleum Corp.               829,206
                                                  -----------
                                                  $ 2,463,329
-------------------------------------------------------------
             Oil & Gas Drilling -- 0.7%
   5,300     Transocean Ltd.*                     $   393,737
-------------------------------------------------------------
             Oil & Gas Equipment & Services -- 1.6%
  23,800     Halliburton Co.*                     $   492,660
  20,708     Weatherford International, Inc.*         405,048
                                                  -----------
                                                  $   897,708
-------------------------------------------------------------
             Oil & Gas Exploration & Production -- 4.4%
  12,700     Anadarko Petroleum Corp.             $   576,453
   7,432     Apache Corp.                             536,219
  11,000     Devon Energy Corp.                       599,500
  10,000     Range Resources Corp                     414,100
  10,500     Southwestern Energy Co.*                 407,925
                                                  -----------
                                                  $ 2,534,197
-------------------------------------------------------------
             Oil & Gas Storage & Transportation -- 1.0%
  64,242     EL Paso Corp. (b)                    $   592,954
                                                  -----------
             Total Energy                         $ 6,881,925
-------------------------------------------------------------
             MATERIALS -- 3.2%
             Diversified Chemical -- 0.4%
   4,300     FMC Corp.                            $   203,390
-------------------------------------------------------------
             Fertilizers & Agricultural Chemicals -- 1.0%
   7,500     Monsanto Co.                         $   557,550
-------------------------------------------------------------
             Industrial Gases -- 0.5%
   7,400     Airgas, Inc.                         $   299,922
-------------------------------------------------------------
             Paper Packaging -- 0.7%
  23,300     Packaging Corp. of America           $   377,460
-------------------------------------------------------------
             Steel -- 0.6%
   8,375     Nucor Corp.                          $   372,101
                                                  -----------
             Total Materials                      $ 1,810,423
-------------------------------------------------------------
             CAPITAL GOODS -- 8.1%
             Aerospace & Defense -- 2.6%
  13,608     Northrop Grumman Corp.*              $   621,613
  16,390     United Technologies Corp.                851,624
                                                  -----------
                                                  $ 1,473,237
-------------------------------------------------------------
             Construction & Engineering -- 1.1%
  32,546     KBR Inc.                             $   600,148
-------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Research Fund | Semiannual Report | 6/30/09

----------------------------------------------------------------------
 Shares                                                      Value
----------------------------------------------------------------------
             Industrial Conglomerates -- 1.6%
  15,125     3M Co.                                        $   909,013
----------------------------------------------------------------------
             Industrial Machinery -- 1.8%
  19,872     Crane Co.                                     $   443,344
  11,093     SPX Corp.                                         543,224
                                                           -----------
                                                           $   986,568
----------------------------------------------------------------------
             Trading Companies & Distributors -- 1.0%
   7,200     W.W. Grainger, Inc. (b)                       $   589,536
                                                           -----------
             Total Capital Goods                           $ 4,558,502
----------------------------------------------------------------------
             TRANSPORTATION -- 2.0%
             Air Freight & Couriers -- 1.5%
   6,900     CH Robinson Worldwide, Inc.                   $   359,835
   8,600     FedEx Corp.                                       478,332
                                                           -----------
                                                           $   838,167
----------------------------------------------------------------------
             Railroads -- 0.5%
   7,500     Canadian National Railway Co.                 $   322,200
                                                           -----------
             Total Transportation                          $ 1,160,367
----------------------------------------------------------------------
             AUTOMOBILES & COMPONENTS -- 0.4%
             Auto Parts & Equipment -- 0.4%
   5,960     BorgWarner, Inc.                              $   203,534
                                                           -----------
             Total Automobiles & Components                $   203,534
----------------------------------------------------------------------
             CONSUMER SERVICES -- 2.8%
             Hotels, Resorts & Cruise Lines -- 0.8%
  21,178     Marriott International, Inc. (b)              $   467,395
----------------------------------------------------------------------
             Restaurants -- 2.0%
  11,574     McDonald's Corp.                              $   665,389
  31,000     Starbucks Corp.*                                  430,590
                                                           -----------
                                                           $ 1,095,979
                                                           -----------
             Total Consumer Services                       $ 1,563,374
----------------------------------------------------------------------
             MEDIA -- 2.8%
             Advertising -- 0.4%
  41,600     The Interpublic Group of Companies, Inc.*     $   210,080
----------------------------------------------------------------------
             Movies & Entertainment -- 2.4%
  34,366     Time Warner, Inc.                             $   865,680
  21,743     Viacom, Inc. (Class B)*                           493,566
                                                           -----------
                                                           $ 1,359,246
                                                           -----------
             Total Media                                   $ 1,569,326
----------------------------------------------------------------------
             RETAILING -- 3.1%
             Apparel Retail -- 0.8%
  14,862     TJX Companies, Inc.                           $   467,559
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    17

---------------------------------------------------------------
 Shares                                               Value
---------------------------------------------------------------
            Department Stores -- 0.5%
   8,400    J.C. Penney Co., Inc.                   $   241,164
---------------------------------------------------------------
            General Merchandise Stores -- 1.0%
  14,481    Target Corp. (b)                        $   571,565
---------------------------------------------------------------
            Home Improvement Retail -- 0.8%
  19,400    Home Depot, Inc.                        $   458,422
                                                    -----------
            Total Retailing                         $ 1,738,710
---------------------------------------------------------------
            FOOD & DRUG RETAILING -- 3.0%
            Drug Retail -- 1.2%
  21,259    CVS/Caremark Corp.                      $   677,524
---------------------------------------------------------------
            Hypermarkets & Supercenters -- 1.8%
  21,450    Wal-Mart Stores, Inc.                   $ 1,039,038
                                                    -----------
            Total Food & Drug Retailing             $ 1,716,562
---------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 6.0%
            Distillers & Vintners -- 0.4%
  19,900    Constellation Brands, Inc.*             $   252,332
---------------------------------------------------------------
            Packaged Foods & Meats -- 1.2%
   7,600    General Mills, Inc.                     $   425,752
   7,700    Hershey Foods Corp.                         277,200
                                                    -----------
                                                    $   702,952
---------------------------------------------------------------
            Soft Drinks -- 2.2%
  21,200    Coca-Cola Co.                           $ 1,017,388
   6,700    Hansen Natural Corp.*                       206,494
                                                    -----------
                                                    $ 1,223,882
---------------------------------------------------------------
            Tobacco -- 2.2%
   5,391    Lorillard, Inc.                         $   365,348
  19,650    Phillip Morris International, Inc.          857,133
                                                    -----------
                                                    $ 1,222,481
                                                    -----------
            Total Food, Beverage & Tobacco          $ 3,401,647
---------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 3.0%
            Household Products -- 2.5%
   4,505    Church & Dwight Co, Inc.                $   244,667
  17,000    Colgate-Palmolive Co.                     1,202,580
                                                    -----------
                                                    $ 1,447,247
---------------------------------------------------------------
            Personal Products -- 0.5%
  10,800    Alberto-Culver Co. (Class B)            $   274,644
                                                    -----------
            Total Household & Personal Products     $ 1,721,891
---------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 4.3%
            Health Care Distributors -- 0.5%
   6,700    McKesson Corp.                          $   294,800
---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Research Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------
 Shares                                                   Value
-------------------------------------------------------------------
             Health Care Equipment -- 1.9%
  10,200     Baxter International, Inc.                 $   540,192
  14,000     Covidien, Ltd.                                 524,160
                                                        -----------
                                                        $ 1,064,352
-------------------------------------------------------------------
             Health Care Services -- 1.3%
   9,200     DaVita, Inc.*                              $   455,032
  10,200     Omnicare, Inc.                                 262,752
                                                        -----------
                                                        $   717,784
-------------------------------------------------------------------
             Managed Health Care -- 0.6%
  14,500     United Healthcare Group, Inc.              $   362,210
                                                        -----------
             Total Health Care Equipment & Services     $ 2,439,146
-------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 9.6%
             Biotechnology -- 2.5%
   7,600     Alexion Pharmaceuticals, Inc.*(b)          $   312,512
  10,400     Amgen, Inc.*                                   550,576
   8,340     Cubist Pharmaceuticals, Inc.*                  152,872
  10,600     Vertex Pharmaceuticals, Inc.*                  377,784
                                                        -----------
                                                        $ 1,393,744
-------------------------------------------------------------------
             Life Sciences Tools & Services -- 1.1%
  11,734     Advanced Magnetics, Inc.*                  $   641,498
-------------------------------------------------------------------
             Pharmaceuticals -- 6.0%
  15,100     Abbott Laboratories, Inc.                  $   710,304
  31,506     Bristol-Myers Squibb Co.                       639,887
  13,031     Cardiome Pharma Corp.*                          48,475
  19,800     Merck & Co., Inc.                              553,608
  68,300     Pfizer, Inc.                                 1,024,500
   8,909     Teva Pharmaceutical Industries, Ltd.           439,570
                                                        -----------
                                                        $ 3,416,344
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $ 5,451,586
-------------------------------------------------------------------
             BANKS -- 3.4%
             Diversified Banks -- 1.6%
  37,100     Wells Fargo & Co.                          $   900,046
-------------------------------------------------------------------
             Regional Banks -- 1.5%
  15,916     First Horizon National Corp.*(b)           $   190,986
  22,200     KeyCorp                                        116,328
   7,886     PNC Bank Corp.                                 306,056
  18,381     Zions BanCorp.                                 212,484
                                                        -----------
                                                        $   825,854
-------------------------------------------------------------------
             Thrifts & Mortgage Finance -- 0.3%
  19,000     New York Community Bancorp, Inc. (b)       $   202,540
                                                        -----------
             Total Banks                                $ 1,928,440
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    19

-------------------------------------------------------------
 Shares                                             Value
-------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 6.8%
            Asset Management & Custody Banks -- 3.3%
   7,374    Franklin Resources, Inc.              $   531,002
  13,038    State Street Corp.                        615,394
  24,853    The Bank of New York Mellon Corp.         728,441
                                                  -----------
                                                  $ 1,874,837
-------------------------------------------------------------
            Investment Banking & Brokerage -- 2.7%
  31,099    Lazard Ltd.                           $   837,185
  23,700    Morgan Stanley, Inc.                      675,687
                                                  -----------
                                                  $ 1,512,872
-------------------------------------------------------------
            Specialized Finance -- 0.8%
   1,466    CME Group, Inc. (b)                   $   456,087
                                                  -----------
            Total Diversified Financials          $ 3,843,796
-------------------------------------------------------------
            INSURANCE -- 2.8%
            Life & Health Insurance -- 0.8%
  12,700    Prudential Financial, Inc.*           $   472,694
-------------------------------------------------------------
            Multi-Line Insurance -- 0.6%
  13,400    Assurant, Inc.                        $   322,806
-------------------------------------------------------------
            Property & Casualty Insurance -- 1.4%
  14,600    Axis Capital Holdings, Ltd.           $   382,228
   9,964    The Traveler Companies, Inc.              408,923
                                                  -----------
                                                  $   791,151
                                                  -----------
            Total Insurance                       $ 1,586,651
-------------------------------------------------------------
            SOFTWARE & SERVICES -- 7.1%
            Application Software -- 1.2%
  10,029    Citrix Systems, Inc.*                 $   319,825
  31,300    Nuance Communications, Inc.*(b)           378,417
                                                  -----------
                                                  $   698,242
-------------------------------------------------------------
            Internet Software & Services -- 3.2%
   2,800    Google, Inc.*                         $ 1,180,452
  17,600    Omniture, Inc.*                           221,056
  24,313    Yahoo! Inc.*                              380,742
                                                  -----------
                                                  $ 1,782,250
-------------------------------------------------------------
            Systems Software -- 2.7%
  16,317    Macrovision Corp.*                    $   355,874
  14,544    Microsoft Corp.                           345,711
  38,513    Oracle Corp.                              824,948
                                                  -----------
                                                  $ 1,526,533
                                                  -----------
            Total Software & Services             $ 4,007,025
-------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 8.9%
            Communications Equipment -- 1.8%
  53,437    Cisco Systems, Inc.*                  $   996,066
-------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Research Fund | Semiannual Report | 6/30/09

------------------------------------------------------------------
 Shares                                                  Value
------------------------------------------------------------------
             Computer Hardware -- 5.8%
  11,500     Apple, Inc.*                              $ 1,637,945
  36,478     Hewlett-Packard Co.                         1,409,875
  10,300     Teradata Corp.*                               241,329
                                                       -----------
                                                       $ 3,289,149
------------------------------------------------------------------
             Electronic Equipment & Instruments -- 0.4%
  11,300     Flir Systems, Inc.*                       $   254,928
------------------------------------------------------------------
             Office Electronics -- 0.9%
  76,000     Xerox Corp.                               $   492,480
                                                       -----------
             Total Technology Hardware & Equipment     $ 5,032,623
------------------------------------------------------------------
             SEMICONDUCTORS -- 2.5%
  11,800     Analog Devices, Inc.                      $   292,404
  58,200     Intel Corp.                                   963,210
  22,800     STMicroelectronics NV (A.D.R.) (b)            171,228
                                                       -----------
                                                       $ 1,426,842
                                                       -----------
             Total Semiconductors                      $ 1,426,842
------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 3.4%
             Integrated Telecommunication Services -- 3.4%
  42,052     Verizon Communications, Inc.              $ 1,292,258
  78,110     Windstream Corp.                              653,000
                                                       -----------
                                                       $ 1,945,258
                                                       -----------
             Total Telecommunication Services          $ 1,945,258
------------------------------------------------------------------
             UTILITIES -- 4.2%
             Electric Utilities -- 1.4%
  10,000     FirstEnergy Corp.                         $   387,500
  13,000     Southern Co.                                  405,080
                                                       -----------
                                                       $   792,580
------------------------------------------------------------------
             Gas Utilities -- 0.6%
  10,900     Questar Corp.                             $   338,554
------------------------------------------------------------------
             Multi-Utilities -- 2.2%
   8,323     NSTAR, Inc.                               $   267,252
   9,400     PG&E Corp. (b)                                361,336
  12,186     Sempra Energy Co.                             604,790
                                                       -----------
                                                       $ 1,233,378
                                                       -----------
             Total Utilities                           $ 2,364,512
------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $54,964,498)                        $56,352,140
------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    21

---------------------------------------------------------------------------------
Principal
Amount                                                                  Value
---------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 6.0%
                  Securities Lending Collateral -- 6.0% (c)
                  Certificates of Deposit:
   $  76,315      Abbey National Plc, 1.27%, 8/13/09                  $    76,315
     114,472      Royal Bank of Canada NY, 1.19%, 8/7/09                  114,472
     137,367      Svenska Bank NY, 1.48%, 7/8/09                          137,367
     152,474      Cafco, 0.40%, 10/1/09                                   152,474
     106,758      Ciesco, 0.40%, 9/1/09                                   106,758
     114,465      Fasco, 0.25%, 7/10/09                                   114,465
     152,491      Kithaw, 0.40%, 9/21/09                                  152,491
     152,592      Merrill Lynch, 0.61%, 8/14/09                           152,592
     152,630      CBA, 1.35%, 7/16/09                                     152,630
     152,630      Societe Generale, 1.06%, 9/4/09                         152,630
     152,630      U.S. Bank NA, 0.76%, 8/24/09                            152,630
                                                                      -----------
                                                                      $ 1,464,824
---------------------------------------------------------------------------------
                  Commercial Paper:
     152,630      Monumental Global Funding, Ltd., 1.28%, 8/17/09     $   152,630
      76,315      CME Group, Inc., 1.21%, 8/6/09                           76,315
     114,515      GE, 0.47%, 9/18/09                                      114,515
      30,807      GE, 0.79%, 10/26/09                                      30,807
     149,882      American Honda Finance Corp., 1.27%, 7/14/09            149,882
     152,630      HSBC Bank, Inc., 1.31%, 8/14/09                         152,630
      38,157      IBM, 0.88%, 9/25/09                                      38,157
     137,367      New York Life Global, 0.75%, 9/4/09                     137,367
                                                                      -----------
                                                                      $   852,303
---------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
     427,363      Deutsche Bank, 0.08%, 7/1/09                        $   427,363
     508,857      Barclays Capital Markets, 0.01%, 7/1/09                 508,857
                                                                      -----------
                                                                      $   936,220
---------------------------------------------------------------------------------
     Shares
---------------------------------------------------------------------------------
                  Money Market Mutual Fund:
     152,630      JPMorgan U.S. Government Money Market Fund          $   152,628
---------------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $3,405,975)                                   $ 3,405,975
---------------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 105.5%
                  (Cost $58,370,473) (a)                              $59,758,115
---------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- (5.5)%              $(3,132,060)
---------------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                          $56,626,055
=================================================================================


The accompanying notes are an integral part of these financial statements.


22    Pioneer Research Fund | Semiannual Report | 6/30/09

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $61,458,904 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 1,422,805
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (3,123,594)
                                                                                   -----------
       Net unrealized loss                                                         $(1,700,789)
                                                                                   ===========

(b)      At June 30, 2009, the following securities were out on loan:

-------------------------------------------------------------------
    Shares       Security                             Market Value
-------------------------------------------------------------------
      7,500    Alexion Pharmaceuticals, Inc.*             308,400
      1,400    CME Group, Inc.                            435,554
     63,600    EL Paso Corp.                              587,028
      1,000    First Horizon National Corp.*               12,000
     20,800    Marriott International, Inc.               459,056
     19,000    New York Community Bancorp, Inc.           202,540
     29,200    Nuance Communications, Inc.*               353,028
      8,000    PG&E Corp.                                 307,520
     16,000    STMicroelectronics NV (A.D.R.)             120,160
      3,000    Target Corp.                               118,410
      5,000    W.W. Grainger, Inc.                        409,400
-----------------------------------------------------------------
               Total                                   $3,313,096
=================================================================

(c)      Securities lending collateral is managed by Credit Suisse, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $37,166,623 and $72,177,418, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    23

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:



---------------------------------------------------------------------------------
                              Level 1        Level 2      Level 3   Total
---------------------------------------------------------------------------------
Common stocks                 $56,352,141    $       --   $  --     $56,352,141
Temporary cash investments        152,628     3,253,347      --       3,405,975
---------------------------------------------------------------------------------
 Total                        $56,504,769    $3,253,347   $  --     $59,758,116
=================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Research Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of
   $3,313,096) (cost $58,370,473)                            $ 59,758,115
  Cash                                                            223,756
  Receivables --
   Investment securities sold                                     249,063
   Fund shares sold                                                14,509
   Dividends                                                       92,940
   Due from Pioneer Investment Management, Inc.                     6,434
  Other                                                            31,344
--------------------------------------------------------------------------
     Total assets                                            $ 60,376,161
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                           $    241,762
   Fund shares repurchased                                         57,109
   Upon return of securities loaned                             3,405,975
  Due to affiliates                                                 8,628
  Accrued expenses                                                 36,632
--------------------------------------------------------------------------
     Total liabilities                                       $  3,750,106
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                            $101,351,378
  Undistributed net investment income                             502,798
  Accumulated net realized loss on investments                (46,615,763)
  Net unrealized gain on investments                            1,387,642
--------------------------------------------------------------------------
     Total net assets                                         $56,626,055
--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $10,948,577/1,616,573 shares)            $       6.77
  Class B (based on $5,016,352/784,097 shares)               $       6.40
  Class C (based on $1,110,461/171,908 shares)               $       6.46
  Class Y (based on $39,550,665/5,785,167 shares)            $       6.84
MAXIMUM OFFERING PRICE:
  Class A ($6.77 [divided by] 94.25%)                        $       7.18
==========================================================================

The accompanying notes are an integral part of these financial statements.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    25

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,128)                       $     818,834
  Income from securities loaned, net                                               27,006
-------------------------------------------------------------------------------------------------------------
     Total investment income                                                                     $    845,840
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                           $     236,272
  Transfer agent fees and expenses
   Class A                                                                         16,708
   Class B                                                                         12,466
   Class C                                                                          2,214
   Class Y                                                                            723
  Distribution fees
   Class A                                                                         12,218
   Class B                                                                         26,082
   Class C                                                                          5,465
  Shareholder communications expense                                                7,075
  Administrative fees                                                              11,346
  Custodian fees                                                                   15,189
  Registration fees                                                                20,297
  Professional fees                                                                23,324
  Printing expense                                                                 19,082
  Fees and expenses of nonaffiliated trustees                                       4,167
  Miscellaneous                                                                     2,795
-------------------------------------------------------------------------------------------------------------
     Total expenses                                                                              $    415,423
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                                    (27,809)
     Less fees paid indirectly                                                                             (9)
-------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                $    387,605
-------------------------------------------------------------------------------------------------------------
       Net investment income                                                                     $    458,235
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                              $ (20,871,236)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                 51        $(20,871,185)
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                              $  22,306,650
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                (57)       $ 22,306,593
-------------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                      $  1,435,408
-------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                           $  1,893,643
=============================================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Research Fund | Semiannual Report | 6/30/09

Statements of Changes in Net Assets


For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively


---------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended
                                                                   6/30/09            Year Ended
                                                                   (unaudited)        12/31/08
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $    458,235       $  1,769,859
Net realized loss on investments and foreign currency
  transactions                                                      (20,871,185)       (23,518,342)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              22,306,593        (37,398,160)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    $  1,893,643       $(59,146,643)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.10 per share, respectively)               $         --       $   (157,326)
   Class B ($0.00 and $0.01 per share, respectively)                         --             (8,796)
   Class C ($0.00 and $0.01 per share, respectively)                         --             (2,182)
   Class Y ($0.00 and $0.14 per share, respectively)                         --         (1,588,044)
---------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $         --       $ (1,756,348)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  2,658,714       $  9,539,774
Reinvestment of distributions                                                --          1,653,753
Cost of shares repurchased                                          (39,121,468)       (47,093,868)
---------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                                  $(36,462,754)      $(35,900,341)
---------------------------------------------------------------------------------------------------
   Net decrease in net assets                                      $(34,569,111)      $(96,803,332)
NET ASSETS:
Beginning of period                                                  91,195,166        187,998,498
---------------------------------------------------------------------------------------------------
End of period                                                      $ 56,626,055       $ 91,195,166
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                $    502,798       $     44,563
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    27

----------------------------------------------------------------------------------------------------------
                                     '09 Shares        '09 Amount          '08 Shares        '08 Amount
                                     (unaudited)       (unaudited)
----------------------------------------------------------------------------------------------------------
Class A
Shares sold                             306,139       $   1,944,627           595,879       $   4,885,094
Reinvestment of distributions                --                  --            22,909             140,451
Less shares repurchased                (261,567)         (1,602,699)         (833,083)         (6,604,109)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease)               44,572       $     341,928          (214,295)      $  (1,578,564)
==========================================================================================================
Class B
Shares sold                              48,030       $     261,115            59,344       $     433,254
Reinvestment of distributions                --                  --             1,189               6,924
Less shares repurchased                (232,035)         (1,367,394)         (527,005)         (4,112,921)
----------------------------------------------------------------------------------------------------------
   Net decrease                        (184,005)      $  (1,106,279)         (466,472)      $  (3,672,743)
==========================================================================================================
Class C
Shares sold                               9,491       $      55,606            28,392       $     232,964
Reinvestment of distributions                --                  --               251               1,471
Less shares repurchased                 (37,220)           (207,863)         (135,597)           (950,884)
----------------------------------------------------------------------------------------------------------
   Net decrease                         (27,729)      $    (152,257)         (106,954)      $    (716,449)
==========================================================================================================
Class Y
Shares sold                              63,200       $     397,366           446,293       $   3,988,462
Reinvestment of distributions                --                  --           243,513           1,504,907
Less shares repurchased              (5,689,893)        (35,943,512)       (4,331,174)        (35,425,954)
----------------------------------------------------------------------------------------------------------
   Net decrease                      (5,626,693)      $ (35,546,146)       (3,641,368)      $ (29,932,585)
==========================================================================================================

The accompanying notes are an integral part of these financial statements.


28    Pioneer Research Fund | Semiannual Report | 6/30/09

Financial Highlights

---------------------------------------------------------------------------------------------------
                                                                  Six Months Ended    Year
                                                                  6/30/09             Ended
                                                                  (unaudited)         12/31/08
---------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  6.43             $ 10.09
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.03             $  0.09
 Net realized and unrealized gain (loss) on investments              0.31               (3.65)
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.34             $ (3.56)
Distributions to shareowners:
 Net investment income                                                 --               (0.10)
 Net realized gain                                                     --                 --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.34             $ (3.66)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  6.77             $  6.43
===================================================================================================
Total return*                                                        5.29%             (35.22)%
Ratio of net expenses to average net assets+                         1.25%**             1.26%
Ratio of net investment income to average net assets+                1.10%**             0.96%
Portfolio turnover rate                                               106%**               87%
Net assets, end of period (in thousands)                          $10,949             $10,110
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.59%**             1.36%
 Net investment income (loss)                                        0.76%**             0.85%
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.25%**             1.25%
 Net investment income                                               1.10%**             0.96%
===================================================================================================



Financial Highlights
------------------------------------------------------------------------------------------------------------------
                                                                  Year        Year        Year        Year
                                                                  Ended       Ended       Ended       Ended
                                                                  12/31/07    12/31/06    12/31/05    12/31/04
------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $ 11.23     $  9.80     $  9.17     $  8.30
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.06     $  0.04     $  0.04     $  0.07
 Net realized and unrealized gain (loss) on investments              0.75        1.44        0.62        0.87
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.81     $  1.48     $  0.66     $  0.94
Distributions to shareowners:
 Net investment income                                              (0.05)      (0.05)      (0.03)      (0.07)
 Net realized gain                                                  (1.90)         --          --          --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $ (1.14)    $  1.43     $  0.63     $  0.87
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.09     $ 11.23     $  9.80     $  9.17
==================================================================================================================
Total return*                                                        6.98%      15.11%       7.20%      11.38%
Ratio of net expenses to average net assets+                         1.21%       1.26%       1.25%       1.16%
Ratio of net investment income to average net assets+                0.56%       0.79%       0.44%       0.79%
Portfolio turnover rate                                                82%        184%         89%        106%
Net assets, end of period (in thousands)                          $18,022     $19,168     $ 7,526     $ 8,096
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.21%       1.43%       1.81%       2.20%
 Net investment income (loss)                                        0.56%       0.62%      (0.12)%     (0.25)%
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.20%       1.25%       1.25%       1.16%
 Net investment income                                               0.56%       0.80%       0.44%       0.79%
==================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                         Pioneer Research Fund | Semiannual Report | 6/30/09  29

---------------------------------------------------------------------------------------------------
                                                                  Six Months Ended    Year
                                                                  6/30/09             Ended
                                                                  (unaudited)         12/31/08
---------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $  6.10             $  9.52
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.01             $    --(a)
 Net realized and unrealized gain (loss) on investments              0.29               (3.41)
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.30             $ (3.41)
Distributions to shareowners:
 Net investment income                                                 --               (0.01)
 Net realized gain                                                     --                  --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.30             $ (3.42)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  6.40             $  6.10
===================================================================================================
Total return*                                                        4.92%             (35.83)%
Ratio of net expenses to average net assets+                         2.15%**             2.16%
Ratio of net investment income (loss) to average net assets+         0.19%**            (0.02)%
Portfolio turnover rate                                               106%**               87%
Net assets, end of period (in thousands)                          $ 5,016             $ 5,908
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.50%**             2.22%
 Net investment loss                                                (0.15)%**           (0.04)%
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.15%**             2.15%
 Net investment income (loss)                                        0.19%**             0.03%
===================================================================================================



Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------
                                                                  Year        Year         Year       Year
                                                                  Ended       Ended        Ended      Ended
                                                                  12/31/07    12/31/06     12/31/05   12/31/04
------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $ 10.73     $  9.42     $  8.87     $  8.03
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.03)    $ (0.01)    $ (0.05)    $    --(a)
 Net realized and unrealized gain (loss) on investments              0.72        1.33        0.60        0.84
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.69     $  1.32     $  0.55     $  0.84
Distributions to shareowners:
 Net investment income                                                 --       (0.01)         --          --(a)
 Net realized gain                                                  (1.90)         --          --          --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $ (1.21)    $  1.31     $  0.55     $  0.84
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  9.52     $ 10.73     $  9.42     $  8.87
==================================================================================================================
Total return*                                                        6.14%      14.04%       6.20%      10.51%
Ratio of net expenses to average net assets+                         2.07%       2.15%       2.15%       1.95%
Ratio of net investment income (loss) to average net assets+        (0.30)%     (0.11)%     (0.46)%      0.00%(a)
Portfolio turnover rate                                                82%        184%         89%        106%
Net assets, end of period (in thousands)                          $13,655     $16,779     $ 5,647     $ 6,972
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.07%       2.18%       2.69%       2.98%
 Net investment loss                                                (0.30)%     (0.14)%     (1.00)%     (1.03)%
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.07%       2.15%       2.15%       1.95%
 Net investment income (loss)                                       (0.30)%     (0.11)%     (0.46)%      0.00%(a)
==================================================================================================================

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Research Fund | Semiannual Report | 6/30/09

---------------------------------------------------------------------------------------------------
                                                                  Six Months Ended    Year
                                                                  6/30/09             Ended
                                                                  (unaudited)         12/31/08
---------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $  6.16             $  9.60
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.01             $  0.02
 Net realized and unrealized gain (loss) on investments              0.29               (3.45)
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.30             $ (3.43)
Distributions to shareowners:
 Net investment income                                                 --               (0.01)
 Net realized gain                                                     --                  --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.30             $ (3.44)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  6.46             $  6.16
===================================================================================================
Total return*                                                        4.87%             (35.72)%
Ratio of net expenses to average net assets+                         2.15%**             2.05%
Ratio of net investment income (loss) to average net assets+         0.20%**             0.14%
Portfolio turnover rate                                               106%**               87%
Net assets, end of period (in thousands)                          $ 1,110             $ 1,230
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.51%**             2.05%
 Net investment income (loss)                                       (0.16)%**            0.14%
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.15%**             2.05%
 Net investment income (loss)                                        0.20%**             0.14%
===================================================================================================



------------------------------------------------------------------------------------------------------------------
                                                                  Year        Year        Year        Year
                                                                  Ended       Ended       Ended       Ended
                                                                  12/31/07    12/31/06    12/31/05    12/31/04
------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $ 10.80     $  9.47     $  8.92     $  8.07
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.02)    $ (0.03)    $ (0.05)    $    --(a)
 Net realized and unrealized gain (loss) on investments              0.72        1.36        0.60        0.85
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.70     $  1.33     $  0.55     $  0.85
Distributions to shareowners:
 Net investment income                                                 --          --          --          --(a)
 Net realized gain                                                  (1.90)         --          --          --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $ (1.20)    $  1.33     $  0.55     $  0.85
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  9.60     $ 10.80     $  9.47     $  8.92
==================================================================================================================
Total return*                                                        6.20%      14.04%       6.17%      10.60%
Ratio of net expenses to average net assets+                         1.95%       2.16%       2.15%       1.92%
Ratio of net investment income (loss) to average net assets+        (0.18)%     (0.28)%     (0.46)%      0.00%(a)
Portfolio turnover rate                                                82%        184%         89%        106%
Net assets, end of period (in thousands)                          $ 2,945     $ 2,716     $ 3,005     $ 3,572
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.95%       2.23%       2.62%       2.94%
 Net investment income (loss)                                       (0.18)%     (0.35)%     (0.93)%     (1.02%)
Ratios with waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.94%       2.15%       2.15%       1.92%
 Net investment income (loss)                                       (0.17)%     (0.27)%     (0.46)%      0.00%(a)
==================================================================================================================

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Semiannual Report | 6/30/09  31

---------------------------------------------------------------------------------------------------
                                                                  Six Months Ended    Year
                                                                  6/30/09             Ended
                                                                  (unaudited)         12/31/08
---------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  6.48             $ 10.19
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.07             $  0.14
 Net realized and unrealized gain (loss) on investments              0.29               (3.71)
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  0.36             $ (3.57)
Distributions to shareowners:
 Net investment income                                                 --               (0.14)
 Net realized gain                                                     --                 --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.36             $ (3.71)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  6.84             $  6.48
===================================================================================================
Total return*                                                        5.56%             (34.96)%
Ratio of net expenses to average net assets+                         0.91%**             0.82%
Ratio of net investment income to average net assets+                1.41%**             1.36%
Portfolio turnover rate                                               106%**               87%
Net assets, end of period (in thousands)                          $39,551             $73,947
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        0.91%**             0.82%
 Net investment income                                               1.41%**             1.36%
Ratios with waiver of fees by PIM and reduction for fees
 paid indirectly:
 Net expenses                                                        0.91%**             0.82%
 Net investment income                                               1.41%**             1.36%
===================================================================================================



Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------
                                                                  Year         Year         Year         8/11/04 (a)
                                                                  Ended        Ended        Ended        to
                                                                  12/31/07     12/31/06     12/31/05     12/31/04
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  11.31     $   9.87     $   9.21     $   8.01
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.10     $   0.08     $   0.03     $   0.03
 Net realized and unrealized gain (loss) on investments               0.78         1.43         0.65         1.21
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.88     $   1.51     $   0.68     $   1.24
Distributions to shareowners:
 Net investment income                                               (0.10)       (0.07)       (0.02)       (0.04)
 Net realized gain                                                   (1.90)          --           --          --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.12)    $   1.44     $   0.66     $   1.20
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.19     $  11.31     $   9.87     $   9.21
======================================================================================================================
Total return*                                                         7.56%       15.29%        7.35%       15.51%(b)
Ratio of net expenses to average net assets+                          0.74%        0.94%        1.12%        1.01%**
Ratio of net investment income to average net assets+                 1.03%        1.06%        0.76%        2.14%**
Portfolio turnover rate                                                 82%         184%          89%         106%
Net assets, end of period (in thousands)                          $153,377     $140,283     $ 58,070     $  2,374
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         0.74%        0.94%        1.18%        2.28%**
 Net investment income                                                1.03%        1.06%        0.69%        0.86%**
Ratios with waiver of fees by PIM and reduction for fees
 paid indirectly:
 Net expenses                                                         0.74%        0.94%        1.12%        1.01%**
 Net investment income                                                1.03%        1.06%        0.75%        2.14%**
======================================================================================================================

(a)  Class Y was first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Research Fund | Semiannual Report | 6/30/09

Notes to Financial Statements | 6/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


                       Pioneer Research Fund | Semiannual Report | 6/30/09    33

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009 there were no securities that were valued using fair value methods. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.


34    Pioneer Research Fund | Semiannual Report | 6/30/09

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of June 30, 2009.


D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:



--------------------------------------------
                                        2008
--------------------------------------------
Distributions paid from:
Ordinary income                   $1,756,006
Long-term capital gain                   342
--------------------------------------------
  Total                           $1,756,348
============================================



                       Pioneer Research Fund | Semiannual Report | 6/30/09    35

     The following shows components of distributable earnings on a federal income tax basis at December 31, 2008:



------------------------------------------------------------
                                                        2008
------------------------------------------------------------
Distributable earnings:
Undistributed ordinary income                 $      31,866
Capital loss carryforward                       (15,899,147)
Current year post-October loss deferred          (6,744,303)
Unrealized Depreciation                         (24,007,382)
------------------------------------------------------------
  Total                                       $ (46,618,966)
============================================================

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of wash sales and the tax basis adjustments on partnerships.


E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $1,305 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.


F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.


36    Pioneer Research Fund | Semiannual Report | 6/30/09

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. Prior to November 10, 2006, the Fund's management fee was 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended June 30, 2009, the net management fee was equivalent to 0.65% of the average daily net assets for the period.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.25%, 2.15%, and 2.15%, of the average daily net assets



                       Pioneer Research Fund | Semiannual Report | 6/30/09    37
attributable to Class A, Class B and Class C shares, respectively. These contractual expense limitations are in effect through May, 1, 2012 for Class A shares and through May 1, 2010 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,078 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:


--------------------------------------------
Shareholder Communications:
--------------------------------------------
Class A                               $3,545
Class B                                2,440
Class C                                  976
Class Y                                  114
--------------------------------------------
 Total                                $7,075
============================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $7,305 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.


4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the


38    Pioneer Research Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities is $245 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $4,103 were paid to PFD.


5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $9 under such arrangements.


6.   Additional Disclosures about Derivative Instruments and Hedging Activities

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009 was as follows:



--------------------------------------------------------------------------------------------
                                                                           Change in
Derivatives Not       Location of Gain                 Realized Gain       Unrealized Gain
Accounted for         or (Loss) On                     or (Loss) on        or (Loss) on
as Hedging            Derivatives                      Derivatives         Derivatives
Instruments Under     Recognized                       Recognized          Recognized
Statement 133         in Income                        in Income           in Income
--------------------------------------------------------------------------------------------
Foreign Exchange      Net realized loss on forward     $51
Contracts             foreign currency contracts
                      and other assets and
                      liabilities denominated in
                      foreign currencies

Foreign Exchange      Change in unrealized gain                            $ (57)
Contracts             (loss) on forward foreign
                      currency contracts and other
                      assets and liabilities
                      denominated in foreign
                      currencies


                       Pioneer Research Fund | Semiannual Report | 6/30/09    39

7.   Subsequent Event

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


40    Pioneer Research Fund | Semiannual Report | 6/30/09

Trustees, Officers and Service Providers

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Benjamin M. Friedman                       Mark E. Bradley, Treasurer
Margaret B.W. Graham                       Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                       Pioneer Research Fund | Semiannual Report | 6/30/09    41

                           This page for your notes.

42    Pioneer Research Fund | Semiannual Report | 6/30/09

                            This page for your notes.

                       Pioneer Research Fund | Semiannual Report | 6/30/09    43

                            This page for your notes.

44    Pioneer Research Fund | Semiannual Report | 6/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.